UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-07692

Name of Fund:  Legg Mason Investors Trust, Inc.

Fund Address:  100 Light Street
               Baltimore, MD  21202

Name and address of agent for service:
      Mark R. Fetting, President, Legg Mason Investors Trust, Inc. 100 Light Street
      Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  March 31, 2004

Date of reporting period:  September 30, 2003

Item 1 - Report to Shareholders


             ------------------------------------------------------

                                   LEGG MASON

                             INVESTORS TRUST, INC.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                               SEPTEMBER 30, 2003
                                 PRIMARY CLASS
                                  AND CLASS A

             ------------------------------------------------------

                                                         [LEGG MASON FUNDS LOGO]

 Semi-Annual Report to Shareholders

To Our Shareholders,

  We are pleased to provide you with Legg Mason Investors Trust's semi-annual report for the Primary Class of American Leading Companies Trust, Balanced Trust and U.S. Small-Capitalization Value Trust, and for the Primary Class and Class A of Financial Services Fund.

  The following table summarizes key statistics for the respective classes of each Fund, as of September 30, 2003:

                                                  Total Returns(A)
                                              ------------------------
                                              3 Months       9 Months
                                              --------       ---------
American Leading Companies Trust
  Primary Class                                -0.23%         +13.97%
S&P 500 Stock Composite Index(B)               +2.65%         +14.72%
Lipper Large-Cap Value Funds Index(C)          +1.93%         +12.98%
Balanced Trust Primary Class                   +1.19%          +6.89%
Lehman Intermediate Government/Credit
  Bond Index(D)                                -0.02%          +4.25%
Lipper Balanced Fund Index(E)                  +2.05%         +11.11%
U.S. Small-Capitalization Value Trust
  Primary Class                                +5.86%         +20.39%
Russell 2000 Index(F)                          +9.08%         +28.58%
Financial Services Fund
  Primary Class                                +6.31%         +19.20%
  Class A (including front-end sales charge)   +1.53%         +14.22%
  Class A (excluding front-end sales charge)   +6.56%         +19.90%
Lipper Financial Services Fund Index(G)        +5.14%         +17.41%

---------------

(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

(B) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.

(C) An index comprised of the 30 largest funds in the Lipper universe of 416 large-cap value funds.

(D) An index based on all publicly issued intermediate government and corporate debt securities with an average maturity of 4 to 5 years.

(E) An index comprised of the 30 largest funds in the Lipper universe of 547 balanced funds.

(F) Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

(G) An index comprised of the 10 largest funds in the Lipper universe of 116 financial services funds.

 Semi-Annual Report to Shareholders

  Long-term investment results for each of the Funds are shown in the Performance Information section of this report.

  Like numerous other mutual fund firms, Legg Mason has received and responded to a subpoena from the New York State Attorney General and to inquiries from the Securities and Exchange Commission regarding late trading and market timing in mutual funds. Consistent with our longstanding policy, Legg Mason will cooperate with all applicable regulatory authorities and will make no public comment on these pending matters. Nevertheless, because we are sensitive to our shareholders' interests and concerns about these issues, we have summarized the Legg Mason Funds' policies on order processing, market timing and fair value pricing. They may be viewed on our website at

http://www.leggmason.com/funds/ourfunds/fundspolicies/ann.htm.

  We report with deep sorrow the recent death of our longtime Trustee Richard G. Gilmore. Dick was an exceptionally bright and talented person who made a significant contribution to the Trust over many years.

                                                  Sincerely,

                                                  /s/ MARK R. FETTING

                                                  Mark R. Fetting
                                                  President

October 30, 2003

Performance Information

Legg Mason Investors Trust, Inc.

Total Returns for One Year, Five and Ten Years and Life of Class, as of September 30, 2003

  Total return measures investment performance in terms of appreciation or depreciation in a fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

  Each Fund offers Primary Class and Institutional Class shares. The Institutional Class of Financial Services Fund is not currently active. American Leading Companies and Balanced Trust offer an additional class of shares:
Financial Intermediary Class. The Financial Intermediary Class of American Leading Companies is not currently active. Financial Services Fund also offers an additional class of shares: Class A. Information about the Institutional and Financial Intermediary Classes, offered only to certain institutional investors, is contained in a separate report to the shareholders of those classes.

  The following table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  Past performance does not predict future performance.

 Semi-Annual Report to Shareholders

  The Funds' total returns(A) as of September 30, 2003, were:

                                                                     Financial Services Fund
                             American                 U.S.      ---------------------------------
                              Leading               Small-Cap      Including         Excluding
                             Companies   Balanced     Value         Maximum           Maximum
                               Trust      Trust       Trust     Sales Charge(B)   Sales Charge(B)
-------------------------------------------------------------------------------------------------
Average Annual Total Return
 Primary Class:
   One Year                    +27.49%   +11.58%     +26.89%           N/A            +20.27%
   Five Years                   +3.48%    +0.49%      +9.11%           N/A               N/A
   Ten Years                    +8.20%      N/A         N/A            N/A               N/A
   Life of Class(C)             +8.09%    +2.93%      +3.81%           N/A             +6.31%
 Class A:
   One Year                       N/A       N/A         N/A         +15.54%           +21.25%
   Life of Class(D)               N/A       N/A         N/A          +6.05%            +7.12%
Cumulative Total Return
 Primary Class:
   One Year                    +27.49%   +11.58%     +26.89%           N/A            +20.27%
   Five Years                  +18.64%    +2.48%     +54.66%           N/A               N/A
   Ten Years                  +120.00%      N/A         N/A            N/A               N/A
   Life of Class(C)           +119.12%   +22.37%     +21.87%           N/A            +34.70%
 Class A:
   One Year                       N/A       N/A         N/A         +15.54%           +21.25%
   Life of Class(D)               N/A       N/A         N/A         +33.14%           +39.80%
-------------------------------------------------------------------------------------------------

---------------

(A) Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance does not predict future performance.

(B) Class A shares are subject to a front-end sales charge which varies depending on the purchase amount. The maximum charge is 4.75% and it is reduced as the purchase amount increases. See the prospectus for additional information.

(C) Primary Class inception dates:
    American Leading Companies Trust -- September 1, 1993
    Balanced Trust -- October 1, 1996
    U.S. Small-Cap Value Trust -- June 15, 1998
    Financial Services Fund -- November 16, 1998

(D) Class A inception date:
    Financial Services Fund -- November 16, 1998
() N/A -- Not applicable.

American Leading Companies Trust

SELECTED PORTFOLIO PERFORMANCE(E)

Strongest performers for the 3rd quarter 2003(F)
------------------------------------------------
 1.   Koninklijke (Royal) Philips
       Electronics N.V. - ADR            +19.9%
 2.   MGIC Investment Corporation        +11.7%
 3.   The May Department Stores
       Company                           +11.6%
 4.   Nextel Communications, Inc.         +9.1%
 5.   Microsoft Corporation               +8.4%
 6.   Albertson's, Inc.                   +8.2%
 7.   General Dynamics Corporation        +8.1%
 8.   Tyco International Ltd.             +7.7%
 9.   International Business Machines
       Corporation                        +7.3%
10.   Citigroup Inc.                      +7.2%

 Weakest performers for the 3rd quarter 2003(F)
------------------------------------------------
 1.   Eastman Kodak Company              -23.4%
 2.   Liberty Media Corporation          -13.8%
 3.   Merck & Co., Inc.                  -11.0%
 4.   Lexmark International, Inc.        -11.0%
 5.   Pfizer Inc.                        -10.6%
 6.   Devon Energy Corporation            -9.7%
 7.   Duke Energy Corporation             -9.3%
 8.   Wellpoint Health Networks Inc.      -8.6%
 9.   AOL Time Warner Inc.                -6.1%
10.   Anadarko Petroleum Corporation      -5.9%

PORTFOLIO CHANGES

 Securities added during the 3rd quarter 2003
----------------------------------------------
Comcast Corporation - Class A
The Pepsi Bottling Group, Inc.
Transocean Inc.

 Securities sold during the 3rd quarter 2003
----------------------------------------------
SBC Communications Inc.
Verizon Communications Inc.

---------------

(E) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.
(F) Securities held for the entire quarter.

 Semi-Annual Report to Shareholders

Balanced Trust

SELECTED PORTFOLIO PERFORMANCE(G)

Strongest performers for the 3rd quarter 2003(H)
-------------------------------------------------
  1.   Intel Corporation                  +32.4%
  2.   Texas Instruments Incorporated     +29.7%
  3.   The PMI Group, Inc                 +25.9%
  4.   Dover Corporation                  +18.5%
  5.   Biomet, Inc.                       +17.3%
  6.   Rio Tinto plc - ADR                +16.3%
  7.   Applied Materials, Inc.            +14.5%
  8.   Vornado Realty Trust               +11.8%
  9.   IVAX Corporation                    +9.8%
 10.   SYSCO Corporation                   +9.3%

Weakest performers for the 3rd quarter 2003(H)
----------------------------------------------
 1.   SBC Communications Inc.          -11.6%
 2.   Pfizer Inc.                      -10.6%
 3.   Cardinal Health, Inc.             -9.1%
 4.   Kansas City Southern              -8.0%
 5.   Oracle Corporation                -6.3%
 6.   Wells Fargo & Company, 5.0%,
       due 11/15/14                     -4.2%
 7.   Principal Financial Group,
       Inc.                             -3.9%
 8.   Bank of America Corporation,
       5.125%, due 11/15/14             -3.9%
 9.   Johnson & Johnson                 -3.8%
10.   The Home Depot, Inc.              -3.6%

PORTFOLIO CHANGES

 Securities added during the 3rd quarter 2003
----------------------------------------------
EnCana Corp.
Fannie Mae, 5.0%, due 7/1/18
Freddie Mac, 2.75%, due 8/15/06
Newell Financial Trust I,
 Cv., 5.25%, due 12/1/27
Newell Rubbermaid Inc.
Safeway Inc., 4.8%, due 7/16/07
United States Treasury Notes,
 3.25%, due 8/15/07
United States Treasury Notes,
 2.375%, due 8/15/06

 Securities sold during the 3rd quarter 2003
----------------------------------------------
Conoco Inc., 5.9%, due 4/15/04
Merck & Co., Inc.
The Walt Disney Company,
 5.125%, due 12/15/03
Tribune Company, 6.5%, due 7/30/04
United States Treasury Notes,
 5.25%, due 5/15/04
United States Treasury STRIPS,
 0.0%, due 2/15/14

---------------

(G) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.
(H) Securities held for the entire quarter.

U.S. Small-Capitalization Value Trust(I)

SELECTED PORTFOLIO PERFORMANCE(J)

Strongest performers for the 3rd quarter 2003(K)
-------------------------------------------------
  1.   The Bon-Ton Stores, Inc.          +101.7%
  2.   Fedders Corporation                +90.4%
  3.   Garden Fresh Restaurant Corp.      +76.8%
  4.   Res-Care, Inc.                     +70.4%
  5.   Beverly Enterprises, Inc.          +69.1%
  6.   Compex Technologies, Inc.          +64.5%
  7.   InterCept, Inc.                    +61.9%
  8.   AMCOL International
        Corporation                       +55.1%
  9.   Deckers Outdoor Corporation        +54.1%
 10.   Insight Enterprises, Inc.          +52.2%

Weakest performers for the 3rd quarter 2003(K)
----------------------------------------------
 1.   Atlantic Coast Airlines
       Holdings, Inc.                  -36.3%
 2.   Tropical Sportswear Int'l
       Corporation                     -36.1%
 3.   Metro One Telecommunications,
       Inc.                            -32.2%
 4.   Veritas DGC Inc.                 -30.6%
 5.   Too Inc.                         -27.3%
 6.   Radiologix, Inc.                 -27.1%
 7.   Dan River Inc.                   -26.4%
 8.   Wolverine Tube, Inc.             -26.1%
 9.   Alliance Imaging, Inc.           -21.8%
10.   Correctional Services
       Corporation                     -21.7%

---------------

(I) Portfolio changes are not reported for U.S. Small-Cap due to the Fund's high volume of trading.

(J) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.
(K) Securities held for the entire quarter.

 Semi-Annual Report to Shareholders

Financial Services Fund

SELECTED PORTFOLIO PERFORMANCE(L)

Strongest performers for the 3rd quarter 2003(M)
-------------------------------------------------
  1.   Bancorp Rhode Island, Inc.         +31.0%
  2.   Southern Financial Bancorp,
        Inc.                              +28.9%
  3.   Financial Federal Corporation      +25.0%
  4.   Cascade Financial Corporation      +23.7%
  5.   TCF Financial Corporation          +21.2%
  6.   CoBiz Incorporated                 +20.6%
  7.   Fidelity Bankshares, Inc.          +19.6%
  8.   East West Bancorp, Inc.            +18.6%
  9.   Merrill Merchants Bancshares,
        Inc.                              +17.7%
 10.   Diebold, Incorporated              +17.5%

Weakest performers for the 3rd quarter 2003(M)
----------------------------------------------
 1.   Pacific Capital Bancorp          -12.0%
 2.   Brown & Brown, Inc.               -5.1%
 3.   Encana Corp.                      -5.0%
 4.   Fifth Third Bancorp               -2.8%
 5.   Cascade Bancorp                   -1.5%
 6.   Texas Regional Bancshares,
       Inc.                             -0.5%
 7.   SLM Corporation                   -0.1%
 8.   RLI Corp.                         +0.4%
 9.   Fiserv, Inc.                      +1.8%
10.   Bank of Hawaii Corporation        +1.9%

PORTFOLIO CHANGES

 Securities added during the 3rd quarter 2003
----------------------------------------------
Bridge Street Financial, Inc.
Citizens South Banking Corporation
Sovereign Bancorp, Inc.
SunTrust Banks, Inc.

 Securities sold during the 3rd quarter 2003
----------------------------------------------
BlackRock, Inc.
First Essex Bancorp, Inc.
Pacific Northwest Bancorp
Wm. Wrigley Jr. Company

---------------

(L ) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.
(M ) Securities held for the entire quarter.

Statements of Net Assets

Legg Mason Investors Trust, Inc.
September 30, 2003 (Unaudited)
(Amounts in Thousands)

American Leading Companies Trust

                                                             Shares/Par          Value
----------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 98.1%

Consumer Discretionary -- 12.0%
 Household Durables -- 0.4%
 Koninklijke (Royal) Philips Electronics N.V. - ADR                 93          $  2,131
                                                                                --------
 Leisure Equipment and Products -- 0.5%
 Eastman Kodak Company                                             120             2,513
                                                                                --------
 Media -- 5.8%
 AOL Time Warner Inc.                                              530             8,008(A)
 Comcast Corporation - Class A                                      70             2,162(A)
 Liberty Media Corporation                                       1,850            18,444(A)
                                                                                --------
                                                                                  28,614
                                                                                --------
 Multi-Line Retail -- 0.9%
 The May Department Stores Company                                 184             4,537
                                                                                --------
 Specialty Retail -- 4.0%
 The Home Depot, Inc.                                              135             4,300
 The TJX Companies, Inc.                                           810            15,730
                                                                                --------
                                                                                  20,030
                                                                                --------
Consumer Staples -- 9.1%
 Beverages -- 0.9%
 The Pepsi Bottling Group, Inc.                                    225             4,630
                                                                                --------
 Food and Staples Retailing -- 4.2%
 Albertson's, Inc.                                                 475             9,771
 The Kroger Co.                                                    520             9,287(A)
 Wal-Mart Stores, Inc.                                              35             1,955
                                                                                --------
                                                                                  21,013
                                                                                --------
 Household Products -- 0.3%
 Kimberly-Clark Corporation                                         25             1,283
                                                                                --------

 Semi-Annual Report to Shareholders

American Leading Companies Trust -- Continued

                                                             Shares/Par          Value
----------------------------------------------------------------------------------------
Consumer Staples -- Continued
 Personal Products -- 0.4%
 Avon Products, Inc.                                                30          $  1,937
                                                                                --------
 Tobacco -- 3.7%
 Altria Group, Inc.                                                420            18,396
                                                                                --------
Energy -- 4.0%
 Energy Equipment and Services -- 0.7%
 Transocean Inc.                                                   175             3,500(A)
                                                                                --------
 Oil and Gas -- 3.3%
 Anadarko Petroleum Corporation                                     96             4,009
 Apache Corporation                                                 77             5,339
 Devon Energy Corporation                                          145             6,988
                                                                                --------
                                                                                  16,336
                                                                                --------
Financials -- 27.7%
 Capital Markets -- 2.6%
 J.P. Morgan Chase & Co.                                           387            13,286
                                                                                --------
 Commercial Banks -- 10.2%
 Bank of America Corporation                                       172            13,399
 Bank One Corporation                                              406            15,692
 Lloyds TSB Group plc                                            3,176            21,845
                                                                                --------
                                                                                  50,936
                                                                                --------
 Diversified Financial Services -- 3.9%
 Citigroup Inc.                                                    426            19,396
                                                                                --------

                                                             Shares/Par          Value
----------------------------------------------------------------------------------------
Financials -- Continued
 Thrifts and Mortgage Finance -- 11.0%
 Fannie Mae                                                        100          $  7,020
 MGIC Investment Corporation                                       410            21,349
 Washington Mutual, Inc.                                           670            26,378
                                                                                --------
                                                                                  54,747
                                                                                --------
Health Care -- 18.9%
 Health Care Providers and Services -- 12.7%
 Health Net Inc.                                                   818            25,906(A)
 UnitedHealth Group Incorporated                                   435            21,889
 Wellpoint Health Networks Inc.                                    205            15,763(A)
                                                                                --------
                                                                                  63,558
                                                                                --------
 Pharmaceuticals -- 6.2%
 Bristol-Myers Squibb Company                                      540            13,856
 Johnson & Johnson                                                 118             5,843
 Merck & Co., Inc.                                                 123             6,226
 Pfizer Inc.                                                       118             3,585
 Wyeth                                                              25             1,153
                                                                                --------
                                                                                  30,663
                                                                                --------
Industrials -- 8.0%
 Aerospace/Defense -- 1.7%
 General Dynamics Corporation                                      108             8,431
                                                                                --------
 Industrial Conglomerates -- 6.3%
 General Electric Company                                          340            10,135
 Tyco International Ltd.                                         1,060            21,656
                                                                                --------
                                                                                  31,791
                                                                                --------
Information Technology -- 10.4%
 Communications Equipment -- 0.7%
 Nokia Oyj - ADR                                                   240             3,744
                                                                                --------

 Semi-Annual Report to Shareholders

American Leading Companies Trust -- Continued

                                                             Shares/Par          Value
----------------------------------------------------------------------------------------
Information Technology -- Continued
 Computers and Peripherals -- 5.8%
 Dell Inc.                                                         250          $  8,348(A)
 International Business Machines Corporation                       152            13,426
 Lexmark International, Inc.                                       115             7,265(A)
                                                                                --------
                                                                                  29,039
                                                                                --------
 IT Services -- 1.6%
 Electronic Data Systems Corporation                               400             8,080
                                                                                --------
 Software -- 2.3%
 Microsoft Corporation                                             405            11,255
                                                                                --------
Telecommunication Services -- 7.3%
 Diversified Telecommunication Services -- 1.8%
 ALLTEL Corporation                                                190             8,804
                                                                                --------
 Wireless Telecommunication Services -- 5.5%
 Nextel Communications, Inc.                                     1,400            27,566(A)
                                                                                --------
Utilities -- 0.7%
 Multi-Utilities and Unregulated Power -- 0.7%
 Duke Energy Corporation                                           190             3,384
                                                                                --------
Total Common Stock and Equity Interests (Identified Cost -- $360,378)            489,600
----------------------------------------------------------------------------------------
Repurchase Agreements -- 2.0%

Goldman, Sachs & Company
 1.07%, dated 9/30/03, to be repurchased at $4,932 on
 10/1/03
 (Collateral: $4,876 Fannie Mae mortgage-backed securities,
 6.00%, due 11/1/32, value $5,057)                            $  4,932             4,932

                                                                Par              Value
----------------------------------------------------------------------------------------
Repurchase Agreements -- Continued

State Street Bank & Trust Company
 1.00%, dated 9/30/03, to be repurchased at $4,932 on
 10/1/03
 (Collateral: $5,015 Fannie Mae notes, 1.55%, due 7/7/05,
 value $5,033)                                                   4,931          $  4,931
                                                                                --------
Total Repurchase Agreements (Identified Cost -- $9,863)                            9,863
----------------------------------------------------------------------------------------
Total Investments -- 100.1% (Identified Cost -- $370,241)                        499,463
Other Assets Less Liabilities -- (0.1)%                                             (382)
                                                                                --------

NET ASSETS CONSIST OF:
Accumulated paid-in-capital applicable to:
 28,177 Primary Class shares outstanding                      $406,529
   652 Institutional Class shares outstanding                   10,779
Undistributed net investment income/(loss)                          67
Accumulated net realized gain/(loss) on investments and
 foreign currency transactions                                 (47,535)
Unrealized appreciation/(depreciation) of investments and
 foreign currency transactions                                 129,241
                                                              --------

NET ASSETS -- 100.0%                                                            $499,081
                                                                                ========

NET ASSET VALUE PER SHARE:

 PRIMARY CLASS                                                                    $17.30
                                                                                ========
 INSTITUTIONAL CLASS                                                              $17.74
                                                                                ========
----------------------------------------------------------------------------------------

(A) Non-income producing.

See notes to financial statements.

 Semi-Annual Report to Shareholders

Statement of Net Assets

Legg Mason Investors Trust, Inc.
September 30, 2003 (Unaudited)
(Amounts in Thousands)

Balanced Trust

                                                                             Shares/Par       Value
----------------------------------------------------------------------------------------------------
Common Stocks and Equity Interests -- 64.0%

Consumer Discretionary -- 6.0%
 Household Durables -- 1.2%
 Newell Rubbermaid Inc.                                                            33        $   724
                                                                                             -------
 Multi-Line Retail -- 3.4%
 Target Corporation                                                                34          1,279
 Wal-Mart Stores, Inc.                                                             13            726
                                                                                             -------
                                                                                               2,005
                                                                                             -------
 Specialty Retail -- 1.4%
 The Home Depot, Inc.                                                              25            809
                                                                                             -------
Consumer Staples -- 7.0%
 Beverages -- 2.4%
 Anheuser-Busch Companies, Inc.                                                    13            642
 PepsiCo, Inc.                                                                     16            747
                                                                                             -------
                                                                                               1,389
                                                                                             -------
 Food and Drug Retailing -- 3.2%
 McCormick & Company, Incorporated                                                 40          1,097
 SYSCO Corporation                                                                 24            791
                                                                                             -------
                                                                                               1,888
                                                                                             -------
 Household Products -- 1.4%
 Kimberly-Clark Corporation                                                        17            847
                                                                                             -------
Energy -- 5.0%
 Oil and Gas -- 3.7%
 BP Plc - ADR                                                                      28          1,179
 Exxon Mobil Corporation                                                           28          1,025
                                                                                             -------
                                                                                               2,204
                                                                                             -------
 Oil and Gas (Exploration and Production) -- 1.3%
 EnCana Corp.                                                                      21            764
                                                                                             -------
Financials -- 14.3%
 Banks -- 2.2%
 Charter One Financial, Inc.                                                       41          1,263
                                                                                             -------

                                                                             Shares/Par       Value
----------------------------------------------------------------------------------------------------
 Diversified Financials -- 5.1%
 Citigroup Inc.                                                                    30        $ 1,365
 Fannie Mae                                                                        13            892
 J.P. Morgan Chase & Co.                                                           22            759
                                                                                             -------
                                                                                               3,016
                                                                                             -------
 Insurance -- 5.6%
 Jefferson-Pilot Corporation                                                       11            466
 Lincoln National Corporation                                                      26            920
 Principal Financial Group, Inc.                                                   30            929
 The PMI Group, Inc.                                                               29            962
                                                                                             -------
                                                                                               3,277
                                                                                             -------
 Real Estate Investment Trusts -- 1.4%
 Vornado Realty Trust                                                              18            850
                                                                                             -------
Health Care -- 11.7%
 Health Care (Medical Products and Supplies) -- 3.8%
 Biomet, Inc.                                                                      28            941
 Medtronic, Inc.                                                                   28          1,323
                                                                                             -------
                                                                                               2,264
                                                                                             -------
 Health Care Providers and Services -- 1.6%
 Cardinal Health, Inc.                                                             16            934
                                                                                             -------
 Pharmaceuticals -- 6.3%
 Abbott Laboratories                                                               20            851
 IVAX Corporation                                                                  37            725(A)
 Johnson & Johnson                                                                 20            991
 Pfizer Inc.                                                                       37          1,131
                                                                                             -------
                                                                                               3,698
                                                                                             -------
Industrials -- 9.1%
 Commercial Services and Supplies -- 1.6%
 Automatic Data Processing, Inc.                                                   19            670
 Cintas Corporation                                                                 7            258
                                                                                             -------
                                                                                                 928
                                                                                             -------

 Semi-Annual Report to Shareholders

Balanced Trust -- Continued

                                                                             Shares/Par       Value
----------------------------------------------------------------------------------------------------
 Electrical Equipment -- 1.2%
 Emerson Electric Company                                                          14        $   716
                                                                                             -------
 Industrial Conglomerates -- 1.6%
 General Electric Company                                                          32            954
                                                                                             -------
 Machinery -- 2.1%
 Dover Corporation                                                                 22            778
 Illinois Tool Works Inc.                                                           7            464
                                                                                             -------
                                                                                               1,242
                                                                                             -------
 Road and Rail -- 2.6%
 Kansas City Southern                                                              62            686(A)
 Union Pacific Corporation                                                         14            815
                                                                                             -------
                                                                                               1,501
                                                                                             -------
Information Technology -- 8.3%
 Computers and Peripherals -- 2.5%
 Dell Inc.                                                                         23            768(A)
 International Business Machines Corporation                                        8            671
                                                                                             -------
                                                                                               1,439
                                                                                             -------
 Semiconductor Equipment and Production -- 3.1%
 Applied Materials, Inc.                                                           36            649(A)
 Intel Corporation                                                                 27            743
 Texas Instruments Incorporated                                                    20            445
                                                                                             -------
                                                                                               1,837
                                                                                             -------
 Software -- 2.7%
 Microsoft Corporation                                                             29            812
 Oracle Corporation                                                                70            785(A)
                                                                                             -------
                                                                                               1,597
                                                                                             -------

                                                                             Shares/Par       Value
----------------------------------------------------------------------------------------------------
Materials -- 1.6%
 Metals and Mining -- 1.6%
 Rio Tinto plc - ADR                                                               11        $   921
                                                                                             -------
Telecommunication Services -- 1.0%
 Diversified Telecommunication Services -- 1.0%
 SBC Communications Inc.                                                           28            623
                                                                                             -------
Total Common Stocks and Equity Interests (Identified Cost -- $35,247)                         37,690
----------------------------------------------------------------------------------------------------
Preferred Stocks -- 2.6%

 Newell Financial Trust I, Cv., 5.25%                                               5shs         193
 State Street Corporation, Cv., 6.75%                                               2            493
 International Paper Capital Trust, Cv., 5.25%                                     17            821
                                                                                             -------
Total Preferred Stocks (Identified Cost -- $1,440)                                             1,507
----------------------------------------------------------------------------------------------------

                                           Rate        Maturity Date        Par         Value
----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 15.1%

Banking and Finance -- 2.4%
 Bank of America Corporation               5.125%         11/15/14         $  330      $   338
 Caterpillar Financial Services
   Corporation                             4.875%         6/15/07             200          215
 Merrill Lynch & Co., Inc.                 6.000%         11/15/04            500          525
 Wells Fargo & Company                     5.000%         11/15/14            330          335
                                                                                       -------
                                                                                         1,413
                                                                                       -------
Consumer Services -- 1.1%
 Procter & Gamble Company                  6.600%         12/15/04            600          637
                                                                                       -------
Electronics (Semiconductors) -- 1.6%
 Analog Devices Incorporated               4.750%         10/1/05             900          916
                                                                                       -------
Finance -- 1.8%
 General Motors Acceptance Corporation     3.030%         5/19/05             525          532
 Morgan Stanley & Company, Inc.            4.250%         5/15/10             550          555
                                                                                       -------
                                                                                         1,087
                                                                                       -------

 Semi-Annual Report to Shareholders

Balanced Trust -- Continued

                                           Rate        Maturity Date        Par         Value
----------------------------------------------------------------------------------------------
Food -- 3.7%
 Kroger Company                            6.750%         4/15/12          $  700      $   791
 Safeway Inc.                              4.800%         7/16/07             525          553
 Unilever Capital Corporation              6.875%         11/1/05             750          825
                                                                                       -------
                                                                                         2,169
                                                                                       -------
Investment Banking/Brokerage -- 1.1%
 Goldman Sachs Group Incorporated          5.700%          9/1/12             625          669
                                                                                       -------
Multi-Line Retail -- 0.8%
 Wal-Mart Stores, Inc.                     4.550%          5/1/13             475          480
                                                                                       -------
Railroads -- 1.4%
 Union Pacific Corporation                 6.625%          2/1/08             750          846
                                                                                       -------
Telecommunications (Cellular/Wireless) -- 1.2%
 Verizon Global Funding Corp.              6.875%         6/15/12             600          684
                                                                                       -------
Total Corporate Bonds and Notes
 (Identified Cost -- $8,459)                                                             8,901
----------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 14.1%

Fixed Rate Securities -- 12.2%
 Fannie Mae                                5.000%          7/1/18             918          942
 Federal Farm Credit Bank                  3.750%          4/9/10             475          476
 Federal Farm Credit Bank                  5.000%         5/10/04             400          409
 Freddie Mac                               2.750%         8/15/06             850          864
 Freddie Mac                               3.160%          5/7/07             675          683
 United States Treasury Notes              2.375%         8/15/06             700          710
 United States Treasury Notes              3.250%         8/15/07             850          878
 United States Treasury Notes              5.000%         8/15/11             550          601
 United States Treasury Notes              6.500%         5/15/05             430          466
 United States Treasury Notes              6.500%         10/15/06          1,000        1,133
                                                                                       -------
                                                                                         7,162
                                                                                       -------

                                           Rate        Maturity Date        Par         Value
----------------------------------------------------------------------------------------------
Stripped Securities -- 1.9%
 United States Treasury STRIPS             0.000%         11/15/04         $  600      $   592(B)
 United States Treasury STRIPS             0.000%         8/15/05             550          536(B)
                                                                                       -------
                                                                                         1,128
                                                                                       -------
Total U.S. Government and Agency
 Obligations (Identified Cost -- $8,032)                                                 8,290
----------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 5.1%

Fixed Rate Securities -- 5.1%
 Government National Mortgage
   Association                             6.000%    8/15/28 to 9/15/32     2,289        2,383
 Government National Mortgage
   Association                             7.000%   2/15/28 to 12/15/31       583          620
                                                                                       -------
                                                                                         3,003
                                                                                       -------
Total U.S. Government Agency
 Mortgage-Backed Securities (Identified
 Cost -- $2,908)                                                                         3,003
----------------------------------------------------------------------------------------------
Total Investments -- 100.9% (Identified Cost -- $56,086)                                59,391
Other Assets Less Liabilities -- (0.9)%                                                   (504)
                                                                                       -------

NET ASSETS -- 100.0%                                                                   $58,887
                                                                                       =======

 Semi-Annual Report to Shareholders

Balanced Trust -- Continued


----------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in-capital applicable to:
   3,653 Primary Class shares outstanding                                              $40,624
   2,107 Financial Intermediary Class shares outstanding                                15,342
         46 Institutional Class shares outstanding                                       1,039
Undistributed net investment income/(loss)                                                 262
Accumulated net realized gain/(loss) on investments and foreign currency
 transactions                                                                           (1,685)
Unrealized appreciation/(depreciation) of investments and foreign
 currency transactions                                                                   3,305
                                                                                       -------

NET ASSETS                                                                             $58,887
                                                                                       =======

NET ASSET VALUE PER SHARE:

 PRIMARY CLASS                                                                          $10.15
                                                                                       =======
 FINANCIAL INTERMEDIARY CLASS                                                           $10.14
                                                                                       =======
 INSTITUTIONAL CLASS                                                                    $10.14
                                                                                       =======
----------------------------------------------------------------------------------------------

(A) Non-income producing.

(B) STRIPS -- Separate Trading of Registered Interest and Principal of Securities. This is a pre-stripped zero coupon bond that is a direct obligation of the U.S. Treasury.

See notes to financial statements.

Statements of Net Assets

Legg Mason Investors Trust
September 30, 2003 (Unaudited)
(Amounts in Thousands)

U.S. Small-Capitalization Value Trust

                                                              Shares/Par          Value
-----------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 95.7%

Auto and Transportation -- 4.9%
 Aftermarket Technology Corp.                                       31           $    350(A)
 AirNet Systems, Inc.                                               12                 49(A)
 American Axle & Manufacturing Holdings, Inc.                       35              1,041(A)
 Arctic Cat, Inc.                                                    4                 84
 ArvinMeritor, Inc.                                                 97              1,719
 Asbury Automotive Group Inc.                                       21                353(A)
 Atlantic Coast Airlines Holdings, Inc.                             60                513(A)
 Aviall, Inc.                                                       29                354(A)
 Bandag, Incorporated - Class A                                     12                354
 BorgWarner, Inc.                                                    1                 41
 Cooper Tire & Rubber Company                                       83              1,322
 Dana Corporation                                                    4                 54
 Dura Automotive Systems, Inc.                                      23                219(A)
 Genesee & Wyoming Inc.                                              7                155(A)
 Monro Muffler Brake, Inc.                                           5                157(A)
 Offshore Logistics, Inc.                                           30                613(A)
 Polaris Industries Inc.                                             4                326
 R & B, Inc.                                                         6                 73(A)
 SkyWest, Inc.                                                      43                746
 Spartan Motors, Inc.                                               11                 98
 Stoneridge, Inc.                                                    3                 44(A)
 TBC Corporation                                                     8                190(A)
 Tower Automotive, Inc.                                            103                464(A)
                                                                                 --------
                                                                                    9,319
                                                                                 --------
Consumer Discretionary -- 26.1%
 Ambassadors Group, Inc.                                             3                 46(A)
 American Greetings Corporation                                     45                874(A)
 APAC Customer Services Inc.                                        24                 61(A)
 Aztar Corporation                                                  33                583(A)
 Bally Total Fitness Holding Corporation                            60                519(A)
 Barnes & Noble, Inc.                                               56              1,426(A)
 Benihana Inc.                                                       8                 88(A)
 BJ's Wholesale Club, Inc.                                          87              1,677(A)
 Blair Corporation                                                   9                187
 Bob Evans Farms, Inc.                                              37                993

 Semi-Annual Report to Shareholders

U.S. Small-Capitalization Value Trust -- Continued

                                                              Shares/Par          Value
-----------------------------------------------------------------------------------------
Consumer Discretionary -- Continued
 Borders Group, Inc.                                                53           $  1,003(A)
 Brass Eagle Inc.                                                   12                101(A)
 Brown Shoe Company, Inc.                                           25                777
 Buca, Inc.                                                         13                 70(A)
 Burlington Coat Factory Warehouse Corporation                      57              1,072
 Callaway Golf Company                                              23                321
 Carriage Services, Inc.                                            28                 93(A)
 CEC Entertainment Inc.                                             20                784(A)
 Central Garden & Pet Company                                       23                596(A)
 Chromcraft Revington, Inc.                                         11                136(A)
 Coinstar, Inc.                                                     17                227(A)
 Correctional Services Corporation                                  13                 30(A)
 CPI Corporation                                                     2                 33
 Deckers Outdoor Corporation                                         5                 46(A)
 Department 56, Inc.                                                18                229(A)
 Dillard's, Inc.                                                    27                370
 Dover Downs Gaming & Entertainment, Inc.                           20                163
 Duckwall-ALCO Stores, Inc.                                          4                 50(A)
 Duratek, Inc.                                                       2                 21(A)
 Electronics Boutique Holdings Corp.                                 3                 97(A)
 Exponent, Inc.                                                      8                132(A)
 Fedders Corporation                                                16                 93
 Finlay Enterprises, Inc.                                           15                218(A)
 First Cash, Inc.                                                    7                148(A)
 Fresh Brands, Inc.                                                  8                108
 Friedman's, Inc.                                                   25                345
 Friendly Ice Cream Corporation                                      9                 69(A)
 Frisch's Restaurants, Inc.                                          6                143
 Furniture Brands International, Inc.                               68              1,634(A)
 Garden Fresh Restaurant Corp.                                       7                113(A)
 Genesco Inc.                                                       36                581(A)
 Global Imaging Systems, Inc.                                        1                 15(A)
 Handleman Company                                                  46                771
 IKON Office Solutions, Inc.                                       186              1,357
 Insight Enterprises, Inc.                                          20                309(A)
 Isle of Capri Casinos, Inc.                                        36                707(A)
 Jack in the Box Inc.                                               64              1,145(A)

                                                              Shares/Par          Value
-----------------------------------------------------------------------------------------
Consumer Discretionary -- Continued
 JAKKS Pacific, Inc.                                                34           $    416(A)
 Johnson Outdoors Inc.                                              10                123(A)
 Koss Corporation                                                    5                 83
 La-Z-Boy Incorporated                                              40                886
 Libbey Inc.                                                        23                648
 Lithia Motors, Inc.                                                20                397
 Lone Star Steakhouse & Saloon, Inc.                                 5                109
 MarineMax, Inc.                                                    20                286(A)
 Maxwell Shoe Company Inc.                                          19                267(A)
 Mity Enterprises, Inc.                                              5                 63(A)
 Monarch Casino & Resort, Inc.                                      15                167(A)
 Movado Group, Inc.                                                 13                291
 Navarre Corporation                                                11                 30(A)
 Navigant International, Inc.                                       23                325(A)
 NCO Portfolio Management, Inc.                                     23                140(A)
 Nu Skin Enterprises, Inc.                                          11                143
 O'Charley's Inc.                                                   17                252(A)
 OshKosh B'Gosh, Inc.                                                7                180
 Papa John's International, Inc.                                    30                739(A)
 Parlux Fragrances, Inc.                                             4                 13(A)
 Payless ShoeSource, Inc.                                           97              1,259(A)
 Phillips-Van Heusen Corporation                                    38                576
 Playtex Products, Inc.                                             60                356(A)
 Point.360                                                           3                 11(A)
 Pre-Paid Legal Services, Inc.                                      15                342(A)
 Q.E.P. Co., Inc.                                                    3                 26(A)
 R.H. Donnelley Corporation                                         27              1,087(A)
 Radiologix, Inc.                                                   26                 78(A)
 REX Stores Corporation                                             16                212(A)
 Rush Enterprises, Inc. - Class A                                    5                 30(A)
 Rush Enterprises, Inc. - Class B                                    5                 30(A)
 Russell Corporation                                                41                672
 Ryan's Family Steak Houses, Inc.                                   53                682(A)
 S&K Famous Brands, Inc.                                             1                 20(A)
 Salton, Inc.                                                       22                219(A)
 School Specialty, Inc.                                             26                725(A)
 Service Corporation International                                 142                648(A)

 Semi-Annual Report to Shareholders

U.S. Small-Capitalization Value Trust -- Continued

                                                              Shares/Par          Value
-----------------------------------------------------------------------------------------
Consumer Discretionary -- Continued
 Shoe Carnival, Inc.                                                 4           $     59(A)
 ShopKo Stores, Inc.                                                40                606(A)
 SOURCECORP, Incorporated                                           18                423(A)
 Stage Stores, Inc.                                                 23                586(A)
 Stanley Furniture Company, Inc.                                     8                250
 Steinway Musical Instruments, Inc.                                 11                193(A)
 Steven Madden, Ltd.                                                16                298(A)
 Stewart Enterprises, Inc.                                         173                657(A)
 Strattec Security Corporation                                       6                267(A)
 Sunrise Assisted Living, Inc.                                      36                944(A)
 Tandy Brands Accessories, Inc.                                      8                117
 Tech Data Corporation                                               9                265(A)
 The Bon-Ton Stores, Inc.                                           18                174
 The Boyds Collection, Ltd.                                        100                451(A)
 The Brink's Company                                                 3                 50
 The Buckle, Inc.                                                   35                676(A)
 The Cato Corporation                                               22                450
 The Nautilus Group, Inc.                                           46                574
 The Reader's Digest Association, Inc.                             126              1,756
 The Toro Company                                                   31              1,377
 Too Inc.                                                           43                632(A)
 Tropical Sportswear Int'l Corporation                              20                 89(A)
 Tupperware Corporation                                             50                664
 United Auto Group, Inc.                                            54              1,247(A)
 Valassis Communications, Inc.                                      65              1,713(A)
 Waste Holdings, Inc.                                               21                184(A)
 Water Pik Technologies, Inc.                                       19                190(A)
 Workflow Management, Inc.                                          22                108(A)
 Zale Corporation                                                   29              1,266(A)
                                                                                 --------
                                                                                   49,358
                                                                                 --------
Consumer Staples -- 3.4%
 Alliance Imaging, Inc.                                             61                209(A)
 D & K Healthcare Resources, Inc.                                   13                180
 DIMON Incorporated                                                 77                528
 Interstate Bakeries Corporation                                    53                801
 John B. Sanfilippo & Son, Inc.                                      9                183(A)

                                                              Shares/Par          Value
-----------------------------------------------------------------------------------------
Consumer Staples -- Continued
 Ruddick Corporation                                                59           $    911
 Sanderson Farms, Inc.                                               7                227
 Schweitzer-Mauduit International, Inc.                             20                513
 7-Eleven, Inc.                                                     18                243(A)
 Standard Commercial Corporation                                    17                316
 Sylvan, Inc.                                                        3                 29(A)
 Universal Corporation                                              27              1,150
 Winn-Dixie Stores, Inc.                                           105              1,010
                                                                                 --------
                                                                                    6,300
                                                                                 --------
Energy -- 3.7%
 AZZ Incorporated                                                   11                118(A)
 Berry Petroleum Company                                            27                484
 Cimarex Energy Co.                                                  4                 84
 DQE, Inc.                                                          95              1,465
 Encore Aquisition Company                                           6                119(A)
 Global Power Equipment Group Inc.                                  74                392(A)
 Maine & Maritimes Corporation                                       1                 43
 Nuevo Energy Company                                               24                443(A)
 Oil States International, Inc.                                     32                404(A)
 Petroleum Development Corporation                                  26                310(A)
 Range Resources Corporation                                        73                501(A)
 Stone Energy Corporation                                           30              1,073(A)
 The Houston Exploration Company                                    38              1,330(A)
 Veritas DGC Inc.                                                    5                 42(A)
 World Fuel Services Corporation                                     9                239
                                                                                 --------
                                                                                    7,047
                                                                                 --------
Financials -- 28.1%
 ABC Bancorp                                                        13                203
 ACE Cash Express, Inc.                                             17                255(A)
 Advanta Corp.                                                      12                133
 Alfa Corporation                                                    1                 18
 Allegiant Bancorp, Inc.                                            12                251
 American Financial Group, Inc.                                     19                415
 American Home Mortgage Holdings, Inc.                              14                241
 AmericanWest Bancorporation                                         4                 66(A)
 AmerUs Group Co.                                                   49              1,659

 Semi-Annual Report to Shareholders

U.S. Small-Capitalization Value Trust -- Continued

                                                              Shares/Par          Value
-----------------------------------------------------------------------------------------
Financials -- Continued
 Anchor BanCorp Wisconsin, Inc.                                     30           $    700
 Arrow Financial Corporation                                         4                107
 California First National Bancorp                                  10                111
 Camco Financial Corporation                                        11                184
 Camden National Corporation                                         9                257
 Capital Crossing Bank                                               7                231(A)
 Capitol Bancorp Ltd.                                               14                375
 Ceres Group, Inc.                                                  69                276(A)
 Chemical Financial Corporation                                     39              1,193
 Cherokee Inc.                                                      11                227(A)
 Clark, Inc.                                                        10                129(A)
 Coastal Bancorp, Inc.                                               8                254
 Columbia Banking System, Inc.                                      23                400
 Commercial Federal Corporation                                     77              1,863
 Community Bank System, Inc.                                        15                672
 Community First Bankshares, Inc.                                    9                235
 Community Trust Bancorp, Inc.                                      20                595
 Corrus Bankshares, Inc.                                            20              1,049
 Cotton States Life Insurance Company                                8                 83
 Crawford & Company                                                 11                 78
 Credit Acceptance Corporation                                       8                 95(A)
 Donegal Group Inc. - Class A                                        4                 62
 Donegal Group Inc. - Class B                                        2                 30
 Downey Financial Corp.                                             40              1,860
 FBL Financial Group, Inc.                                          44              1,072
 Financial Federal Corporation                                       5                143(A)
 Financial Institutions, Inc.                                        5                105
 First Citizens Bancshares Inc.                                     15              1,533
 First Federal Capital Corp.                                        32                662
 First Indiana Corporation                                          25                468
 First Mutual Bancshares, Inc.                                       5                106
 First Place Financial Corp.                                         5                 87
 First Republic Bank                                                19                598
 Firstbank Corporation                                               3                 82
 FIRSTFED AMERICA BANCORP, INC.                                     17                380
 FirstFed Financial Corp.                                           26              1,031(A)
 Flagstar Bancorp, Inc.                                             42                971

                                                              Shares/Par          Value
-----------------------------------------------------------------------------------------
Financials -- Continued
 Flushing Financial Corporation                                     22           $    450
 FNB Financial Services Corporation                                  7                162
 Fremont General Corporation                                       107              1,359
 Friedman, Billings, Ramsey Group, Inc.                              3                 50
 Gold Banc Corporation, Inc.                                        24                292
 Greater Bay Bancorp                                                79              1,643
 Hawthorne Financial Corporation                                     4                145(A)
 HMN Financial, Inc.                                                 6                129
 IBERIABANK Corporation                                              5                247
 IndyMac Bancorp, Inc.                                              97              2,245
 InterCept, Inc.                                                     1                 13(A)
 International Bancshares Corporation                               13                527
 Interpool, Inc.                                                    26                412
 Investment Technology Group, Inc.                                  42                807(A)
 Irwin Financial Corporation                                        46              1,128
 ITLA Capital Corporation                                            7                311(A)
 Jacksonville Bancorp, Inc.                                          2                 60
 John H. Harland Company                                            36                940
 LandAmerica Financial Group, Inc.                                  31              1,439
 Local Financial Corporation                                        28                506(A)
 MAF Bancorp, Inc.                                                   6                218
 MainSource Financial Group, Inc.                                    2                 47
 Matrix Bancorp, Inc.                                                8                 68(A)
 MBT Financial Corp.                                                10                163
 McGrath Rentcorp                                                    1                 17
 Merchants Bancshares, Inc.                                          4                119
 National Western Life Insurance Company                             4                536(A)
 NCO Group, Inc.                                                    28                650(A)
 NetBank, Inc.                                                      12                151
 New Century Financial Corporation                                  42              1,202
 North Central Bancshares, Inc.                                      3                 89
 North Valley Bancorp                                               11                174
 Northrim BanCorp Inc.                                               8                149
 Onyx Acceptance Corporation                                         8                 80(A)
 Oriental Financial Group Inc.                                       8                194
 Pacific Crest Capital, Inc.                                         4                 85
 Parkvale Financial Corporation                                      9                220

 Semi-Annual Report to Shareholders

U.S. Small-Capitalization Value Trust -- Continued

                                                              Shares/Par          Value
-----------------------------------------------------------------------------------------
Financials -- Continued
 Pegasystems Inc.                                                   18           $    135(A)
 PennFed Financial Services, Inc.                                    3                 81
 Peoples Bancorp Inc.                                                4                111
 PFF Bancorp, Inc.                                                  18                571
 PRG Shultz International, Inc.                                     55                315(A)
 Provident Financial Group, Inc.                                     5                145
 Republic Bancorp, Inc.                                             83              1,108
 Republic First Bancorp, Inc.                                       10                116(A)
 Second Bancorp Incorporated                                         8                221
 Simmons First National Corporation                                  8                198
 Southwest Bancorp, Inc.                                            11                179
 St. Francis Capital Corporation                                    15                442
 Sterling Financial Corporation                                     14                390(A)
 Stewart Information Services Corporation                           29                805(A)
 The BISYS Group, Inc.                                              36                468(A)
 The Commerce Group, Inc.                                           57              2,149
 Timberland Bancorp, Inc.                                            6                153
 Triad Guaranty Inc.                                                17                840(A)
 TriCo Bancshares                                                    9                243
 Trover Solutions, Inc.                                             16                112(A)
 U.S.B. Holding Co., Inc.                                           11                201
 UICI                                                               59                737(A)
 United Rentals, Inc.                                              102              1,633(A)
 Universal American Financial Corp.                                 30                263(A)
 Unizan Financial Corp.                                             27                537
 Vail Banks, Inc.                                                    9                132
 Washington Banking Company                                          3                 49
 West Coast Bancorp                                                 13                254
 Westcorp                                                           35              1,228
 World Acceptance Corporation                                       23                305(A)
 WSFS Financial Corporation                                          4                169
 Yardville National Bancorp                                         10                201
                                                                                 --------
                                                                                   53,063
                                                                                 --------
Health Care -- 4.0%
 Albany Molecular Research, Inc.                                    30                437(A)
 AMN Healthcare Services, Inc.                                      47                757(A)

                                                              Shares/Par          Value
-----------------------------------------------------------------------------------------
Health Care -- Continued
 Beverly Enterprises, Inc.                                          39           $    230(A)
 Compex Technologies, Inc.                                          15                116(A)
 CONMED Corporation                                                  1                 19(A)
 Cross Country Healthcare, Inc.                                      6                 87(A)
 Curative Health Services, Inc.                                     16                288(A)
 Embrex, Inc.                                                        5                 53(A)
 Enzon Pharmaceuticals, Inc.                                        55                643(A)
 Genesis Health Ventures, Inc.                                      23                556(A)
 Horizon Health Corporation                                          5                102(A)
 IntegraMed America, Inc.                                            2                 11(A)
 MIM Corporation                                                    27                201(A)
 National Dentex Corporation                                         5                101(A)
 National Home Health Care Corp.                                     6                 50(A)
 Nutraceutical International Corporation                             3                 35(A)
 Orthodontic Centers of America, Inc.                               37                293(A)
 Owens & Minor, Inc.                                                12                294
 PacifiCare Health Systems, Inc.                                    34              1,635(A)
 Pediatric Services of America, Inc.                                 5                 43(A)
 Prime Medical Services, Inc.                                       30                133(A)
 RehabCare Group, Inc.                                              20                348(A)
 Res-Care, Inc.                                                     33                251(A)
 Sola International Inc.                                            41                662(A)
 VitalWorks Inc.                                                    52                275(A)
                                                                                 --------
                                                                                    7,620
                                                                                 --------
Industrials -- 0.1%
 Noble International, Ltd.                                          10                104
 Rockford Corporation                                                8                 58(A)
                                                                                 --------
                                                                                      162
                                                                                 --------
Information Technology -- 2.2%
 Alloy, Inc.                                                        28                155(A)
 Black Box Corporation                                              25                991
 CompuCom Systems, Inc.                                             49                207(A)
 CSG Systems International, Inc.                                    89              1,315(A)
 ePlus inc                                                          17                268(A)
 ESS Technology, Inc.                                                3                 28(A)
 GameTech International, Inc.                                        3                  8(A)

 Semi-Annual Report to Shareholders

U.S. Small-Capitalization Value Trust -- Continued

                                                              Shares/Par          Value
-----------------------------------------------------------------------------------------
Information Technology -- Continued
 GTSI Corp.                                                         11           $    112(A)
 Metro One Telecommunications, Inc.                                 35                121(A)
 Sensient Technologies Corporation                                  34                722
 TESSCO Technologies Incorporated                                    6                 59(A)
 The Allied Defense Group, Inc.                                      6                135(A)
 TSR, Inc.                                                           7                 52
 United Industrial Corporation                                       2                 35
                                                                                 --------
                                                                                    4,208
                                                                                 --------
Materials -- 8.6%
 Ag Sevices of America, Inc.                                         9                 50(A)
 Albany International Corp.                                          5                154
 AMCOL International Corporation                                     2                 22
 Ameron International Corporation                                   10                343
 Apogee Enterprises, Inc.                                            6                 63
 Astronics Corporation                                              10                 40(A)
 Bairnco Corporation                                                11                 79
 Bluegreen Corporation                                              36                211(A)
 Building Materials Holding Corporation                             22                288
 Centex Construction Products, Inc.                                  3                143
 Culp, Inc.                                                         13                118(A)
 Dan River Inc.                                                     14                 27(A)
 Ennis Business Forms, Inc.                                         23                302
 Hughes Supply, Inc.                                                21                678
 IMCO Recycling Inc.                                                 2                 14
 Intergrated Electrical Services, Inc.                              63                436(A)
 Knape & Vogt Manufacturing Company                                  2                 19
 Lennox International Inc.                                          35                510
 Mobile Mini, Inc.                                                  17                328(A)
 NCI Building Systems, Inc.                                         23                456(A)
 New England Business Service, Inc.                                 18                466
 Northwest Pipe Company                                              5                 70(A)
 Oregon Steel Mills, Inc.                                           13                 34(A)
 Perini Corporation                                                 17                115(A)
 Precision Castparts Corp.                                          57              1,997
 Quanex Corporation                                                 20                655
 Rock-Tenn Company                                                   6                 92

                                                              Shares/Par          Value
-----------------------------------------------------------------------------------------
Materials -- Continued
 Silgan Holdings Inc.                                               15           $    480(A)
 Steel Dynamics, Inc.                                               60                904(A)
 Steel Technologies Inc.                                            12                148
 Stepan Company                                                     15                346
 The Anderson's Inc.                                                 7                108
 The Eastern Company                                                 4                 62
 The Keith Companies, Inc.                                           9                107(A)
 The Shaw Group Inc.                                                56                588(A)
 U. S. Concrete, Inc.                                               22                112(A)
 United Defense Industries, Inc.                                    65              1,843(A)
 Universal Forest Products, Inc.                                    30                733
 URS Corporation                                                    42                815(A)
 Wolverine Tube, Inc.                                                9                 36(A)
 York International Corporation                                     67              2,304
                                                                                 --------
                                                                                   16,296
                                                                                 --------
Miscellaneous -- 1.8%
 CPAC, Inc.                                                          5                 30
 FMC Corporation                                                    50              1,257(A)
 GenCorp Inc.                                                       61                550
 Hawkins, Inc.                                                      11                144
 Kaman Corporation                                                  36                465
 Michael Baker Corporation                                           3                 32(A)
 RCM Technologies, Inc.                                             14                 66(A)
 The First Years Inc.                                                5                 61
 Walter Industries Inc.                                             72                775
                                                                                 --------
                                                                                    3,380
                                                                                 --------
Producer Durables -- 5.5%
 Beazer Homes USA, Inc.                                              6                464(A)
 California Amplifier, Inc.                                         17                 86(A)
 Cascade Corporation                                                19                417
 Dominion Homes, Inc.                                                4                103(A)
 Ducommun Incorporated                                              13                204(A)
 Edelbrock Corporation                                               3                 29
 Flowserve Corporation                                              77              1,565(A)
 Hector Communications Corporation                                   6                 76(A)
 Lincoln Electric Holdings, Inc.                                    35                766

 Semi-Annual Report to Shareholders

U.S. Small-Capitalization Value Trust -- Continued

                                                              Shares/Par          Value
-----------------------------------------------------------------------------------------
Producer Durables -- Continued
 Mesa Laboratories, Inc.                                             2           $     15(A)
 Mine Safety Appliances Company                                     15                792
 Moog Inc.                                                          15                604(A)
 Powell Industries, Inc.                                            15                257(A)
 Rayovac Corporation                                                46                667(A)
 Standard Pacific Corp.                                             23                857
 Summa Industries                                                    7                 52(A)
 Sypris Solutions, Inc.                                              2                 25
 Tecumseh Products Company                                          16                597
 Terex Corporation                                                  35                645(A)
 The Genlyte Group, Inc.                                            15                669(A)
 The Lamson & Sessions Co.                                          18                 99(A)
 The Manitowoc Company, Inc.                                         1                 26
 Thomas Industries Inc.                                             11                325
 Triumph Group, Inc.                                                22                662(A)
 Watts Industries, Inc.                                              9                157
 WESCO International, Inc.                                          52                272(A)
                                                                                 --------
                                                                                   10,431
                                                                                 --------
Utilities -- 7.3%
 AGL Resources Inc.                                                 65              1,831
 BayCorp Holdings, Ltd.                                              1                 11(A)
 Black Hills Corporation                                            45              1,389
 Central Vermont Public Service Corporation                         12                275
 Cleco Corporation                                                  77              1,260
 Nicor Inc.                                                         40              1,416
 Peoples Energy Corporation                                         60              2,483
 PNM Resources Inc.                                                 66              1,851
 SEMCO Energy, Inc.                                                  5                 22
 UIL Holdings Corporation                                           25                857
 Vectren Corporation                                                16                376

                                                              Shares/Par          Value
-----------------------------------------------------------------------------------------
Utilities -- Continued
 WGL Holdings Inc.                                                  25           $    678
 WPS Resources Corporation                                          31              1,281
                                                                                 --------
                                                                                   13,730
                                                                                 --------
Total Common Stock and Equity Interests (Identified Cost -- $155,833)             180,914
-----------------------------------------------------------------------------------------
Warrants -- 0.0%

Financials -- 0.0%
 Imperial Credit Industries, Inc.                                    2wts               0
                                                                                 --------
Total Warrants (Identified Cost -- $0)                                                  0
-----------------------------------------------------------------------------------------
Repurchase Agreements -- 3.5%

Goldman, Sachs & Company
 1.07%, dated 9/30/03, to be repurchased at $3,262 on
 10/1/03 (Collateral: $3,226 Fannie Mae mortgage-backed
 securities, 6.00%, due 11/1/32, value $3,345)                  $3,262              3,262
State Street Bank & Trust Company
 1.00%, dated 9/30/03, to be repurchased at $3,262 on
 10/1/03 (Collateral: $3,345 Fannie Mae discount notes, 0%,
 due 2/4/04, value $3,332)                                       3,262              3,262
                                                                                 --------
Total Repurchase Agreements (Identified Cost -- $6,524)                             6,524
-----------------------------------------------------------------------------------------
Total Investments -- 99.2% (Identified Cost -- $162,357)                          187,438
Other Assets Less Liabilities -- 0.8%                                               1,504
                                                                                 --------

NET ASSETS -- 100.0%                                                             $188,942
                                                                                 ========

 Semi-Annual Report to Shareholders

U.S. Small-Capitalization Value Trust -- Continued


-----------------------------------------------------------------------------------------
Repurchase Agreements -- Continued

============================================================

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
 15,466 Primary Class shares outstanding                                         $158,599
    582 Institutional Class shares outstanding                                      6,355
Undistributed net investment income/(loss)                                           (514)
Accumulated net realized gain/(loss) on investments and
 foreign currency transactions                                                       (579)
Unrealized appreciation/(depreciation) of investments and
 foreign currency transactions                                                     25,081
                                                                                 --------

NET ASSETS                                                                       $188,942
                                                                                 ========

NET ASSET VALUE PER SHARE:

 PRIMARY CLASS                                                                     $11.75
                                                                                 ========
 INSTITUTIONAL CLASS                                                               $12.38
                                                                                 ========
-----------------------------------------------------------------------------------------

(A) Non-income producing.

See notes to financial statements.

Statements of Net Assets

Legg Mason Investors Trust
September 30, 2003 (Unaudited)
(Amounts in Thousands)

Financial Services Fund

                                                              Shares/Par          Value
----------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 97.7%

Consumer Staples -- 1.1%
 Food -- 1.1%
 Hershey Foods Corporation                                           9           $   654
                                                                                 -------
Energy -- 1.0%
 Oil and Gas (Exploration and Production) -- 1.0%
 EnCana Corp.                                                       16               589
                                                                                 -------
Financials -- 91.1%
 Banks -- 78.8%
 Bancorp Rhode Island, Inc.                                         20               567
 Bank of Hawaii Corporation                                         15               504
 Banknorth Group, Inc.                                              45             1,270
 Bridge Street Financial, Inc.                                       5                62
 Brookline Bancorp, Inc.                                            63               927
 Cascade Bancorp                                                    80             1,360
 Cascade Financial Corporation                                      40               747
 Citizens South Banking Corporation                                 40               592
 CoBiz Incorporated                                                 32               505
 Columbia Bancorp                                                   40             1,072
 Commerce Bancshares, Inc.                                          30             1,312
 Cullen/Frost Bankers, Inc.                                         33             1,229
 East West Bancorp, Inc.                                            33             1,411
 Fidelity Bankshares, Inc.                                          30               788
 Fifth Third Bancorp                                                19             1,054
 First Community Bancorp                                            20               670
 First Financial Bankshares, Inc.                                   19               693
 First Niagara Financial Group, Inc.                                60               906
 First State Bancorporation                                         35             1,036
 Glacier Bancorp, Inc.                                              40             1,097
 Golden West Financial Corporation                                  10               895
 Greater Bay Bancorp                                                40               832
 Harbor Florida Bancshares, Inc.                                    48             1,280
 Humboldt Bancorp                                                   63               988
 IBERIABANK Corporation                                             28             1,473

 Semi-Annual Report to Shareholders

Financial Services Fund -- Continued

                                                              Shares/Par          Value
----------------------------------------------------------------------------------------
Financials -- Continued
 Banks -- Continued
 M&T Bank Corporation                                               15           $ 1,309
 Marshall & Ilsley Corporation                                      35             1,103
 Mercantile Bankshares Corporation                                  25             1,000
 Merrill Merchants Bancshares, Inc.                                 10               196
 Mid-State Bancshares                                               35               779
 National Commerce Financial Corporation                            43             1,070
 North Fork Bancorporation, Inc.                                    60             2,085
 Northrim BanCorp Inc.                                              40               738
 Pacific Capital Bancorp                                            37             1,118
 Prosperity Bancshares, Inc.                                        40               852
 Sandy Spring Bancorp, Inc.                                         30               976
 Sound Federal Bancorp, Inc.                                        40               599
 Southern Financial Bancorp, Inc.                                   17               669
 Southwest Bancorporation of Texas, Inc.                            30             1,095
 Sovereign Bancorp, Inc.                                            50               928
 Sun Bancorp, Inc.                                                  52             1,144(A)
 SunTrust Banks, Inc.                                               20             1,207
 TCF Financial Corporation                                          25             1,199
 Texas Regional Bancshares, Inc.                                    45             1,521
 UCBH Holdings, Inc.                                                60             1,814
 Umpqua Holdings Corporation                                        35               666
 Western Sierra Bancorp                                             30             1,073(A)
                                                                                 -------
                                                                                  46,411
                                                                                 -------
 Diversified Financials -- 3.7%
 Financial Federal Corporation                                      15               458(A)
 SLM Corporation                                                    44             1,706
                                                                                 -------
                                                                                   2,164
                                                                                 -------
 Insurance -- 8.6%
 Brown & Brown, Inc.                                                31               954
 Philadelphia Consolidated Holding Corp.                            30             1,386(A)
 RLI Corp.                                                          42             1,383
 StanCorp Financial Group, Inc.                                     23             1,321
                                                                                 -------
                                                                                   5,044
                                                                                 -------

                                                              Shares/Par          Value
----------------------------------------------------------------------------------------
Industrials -- 2.2%
 Manufacturing (Specialized) -- 2.2%
 Diebold, Incorporated                                              26           $ 1,317
                                                                                 -------
Information Technology -- 2.3%
 Commercial Services and Supplies -- 2.3%
 Fiserv, Inc.                                                       37             1,341(A)
                                                                                 -------
Total Common Stock and Equity Interests (Identified Cost -- $41,806)              57,520
----------------------------------------------------------------------------------------
Total Investments -- 97.7% (Identified Cost -- $41,806)                           57,520
Other Assets Less Liabilities -- 2.3%                                              1,341
                                                                                 -------

NET ASSETS -- 100.0%                                                             $58,861
                                                                                 =======

 Semi-Annual Report to Shareholders

Financial Services Fund -- Continued


----------------------------------------------------------------------------------------
============================================================

NET ASSETS CONSIST OF:
Accumulated paid-in-capital applicable to:
 3,567 Primary Class shares outstanding                                          $34,383
  774 Class A shares outstanding                                                   7,734
Undistributed net investment income/(loss)                                          (110)
Accumulated net realized gain/(loss) on investments and foreign currency
 transactions                                                                      1,140
Unrealized appreciation/(depreciation) of investments and foreign
 currency transactions                                                            15,714
                                                                                 -------

NET ASSETS                                                                       $58,861
                                                                                 =======

NET ASSET VALUE PER SHARE:
 PRIMARY CLASS                                                                    $13.47
                                                                                 =======
 CLASS A                                                                          $13.98
                                                                                 =======

MAXIMUM OFFERING PRICE PER SHARE:
 CLASS A (NET ASSET VALUE/(1 - 4.75% MAXIMUM SALES CHARGE))                       $14.68
                                                                                 =======
----------------------------------------------------------------------------------------

(A) Non-income producing.

See notes to financial statements.

Statements of Operations

Legg Mason Investors Trust, Inc.
(Amounts in Thousands) (Unaudited)

                                                       Six Months Ended 9/30/03
                                   ----------------------------------------------------------------
                                                                      U.S. Small-
                                   American Leading     Balanced     Capitalization     Financial
                                   Companies Trust       Trust        Value Trust     Services Fund
---------------------------------------------------------------------------------------------------
Investment Income:
Dividends(A)                            $ 4,589          $  363          $ 1,188         $   479
Interest                                     28             501               34               3
                                        -------          ------          -------         -------
     Total investment income              4,617             864            1,222             482
                                        -------          ------          -------         -------
Expenses:
Management fee                            1,822             217              713             280
Distribution and service fees:
   Primary Class                          2,376             136              851             229
   Class A                                  N/A             N/A              N/A              13
   Financial Intermediary Class             N/A              27              N/A             N/A
Audit and legal fees                         19              17               16              18
Custodian fee                                78              44               82              36
Directors' fees and expenses                 13               7                7               7
Organization expense                         --              --                9              --
Registration fees                            11               9               13              15
Reports to shareholders                      46              23               33              10
Transfer agent and shareholder
 servicing expense
   Primary Class                            181              26               77              14
   Class A                                  N/A             N/A              N/A               1
   Financial Intermediary Class             N/A              13              N/A             N/A
   Institutional Class                        1              --(B)             1             N/A
Other expenses                                3               6                8              17
                                        -------          ------          -------         -------
                                          4,550             525            1,810             640
     Less fees waived                        --             (44)             (74)            (48)
                                        -------          ------          -------         -------
     Total expenses, net of
       waivers                            4,550             481            1,736             592
                                        -------          ------          -------         -------
NET INVESTMENT INCOME/(LOSS)                 67             383             (514)           (110)
                                        -------          ------          -------         -------
Net Realized and Unrealized
 Gain/(Loss) on Investments:
Realized gain/(loss) on
 investments                             (6,044)(C)        (750)           5,703           2,280
Change in unrealized
 appreciation/(depreciation) of
 investments                             85,415           5,394           41,055           7,890
                                        -------          ------          -------         -------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS              79,371           4,644           46,758          10,170
---------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS                        $79,438          $5,027          $46,244         $10,060
---------------------------------------------------------------------------------------------------

(A) Net of foreign taxes withheld of $61, $4, $0 and $0, respectively.

(B) Amounts less than one thousand dollars.

(C) See Note 1 to financial statements -- Reimbursements by Third Parties.

N/A -- Not applicable.

See notes to financial statements.

 Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

Legg Mason Investors Trust, Inc.
(Amounts in Thousands)

                                           American Leading
                                            Companies Trust                   Balanced Trust
                                    -----------------------------------------------------------------
                                        For the          For the          For the          For the
                                    Six Months Ended    Year Ended    Six Months Ended    Year Ended
                                        9/30/03          3/31/03          9/30/03          3/31/03
-----------------------------------------------------------------------------------------------------
                                      (Unaudited)                       (Unaudited)
Change in Net Assets:
Net investment income/(loss)            $      67        $   (139)        $    383         $   892

Net realized gain/(loss) on
 investments                               (6,044)        (28,054)            (750)           (914)

Change in unrealized appreciation/
 (depreciation) of investments             85,415         (80,550)           5,394          (8,099)
-----------------------------------------------------------------------------------------------------
Change in net assets resulting
 from operations                           79,438        (108,743)           5,027          (8,121)

Distributions to shareholders:
 From net investment income:
     Primary Class                             --              --             (321)           (348)
     Class A                                  N/A             N/A              N/A             N/A
     Financial Intermediary Class             N/A             N/A             (279)           (318)
     Institutional Class                       --              --               (6)             (6)
 From net realized gain on
   investments:
     Primary Class                             --              --               --            (228)
     Class A                                  N/A             N/A              N/A             N/A
     Financial Intermediary Class             N/A             N/A               --            (163)
     Institutional Class                       --              --               --              (3)

Change in net assets from Fund
 share transactions:
     Primary Class                           (531)        (33,912)           1,406           2,015
     Class A                                  N/A             N/A              N/A             N/A
     Financial Intermediary Class             N/A             N/A             (475)         (2,564)
     Institutional Class                    1,114           1,005               98              11
-----------------------------------------------------------------------------------------------------
Change in net assets                       80,021        (141,650)           5,450          (9,725)

Net Assets:
Beginning of period                       419,060         560,710           53,437          63,162
-----------------------------------------------------------------------------------------------------
End of period                           $ 499,081        $419,060         $ 58,887         $53,437
-----------------------------------------------------------------------------------------------------
Undistributed net investment
 income/(loss)                          $      67        $     --         $    262         $   485
-----------------------------------------------------------------------------------------------------

N/A -- Not applicable.

See notes to financial statements.

                                       U.S. Small-Capitalization
                                              Value Trust                 Financial Services Fund
                                    -----------------------------------------------------------------
                                        For the          For the          For the          For the
                                    Six Months Ended    Year Ended    Six Months Ended    Year Ended
                                        9/30/03          3/31/03          9/30/03          3/31/03
-----------------------------------------------------------------------------------------------------
                                      (Unaudited)                       (Unaudited)
Change in Net Assets:
Net investment income/(loss)            $   (514)        $   (885)         $  (110)        $  (261)

Net realized gain/(loss) on
 investments                               5,703           (4,654)           2,280             654

Change in unrealized appreciation/
 (depreciation) of investments            41,055          (46,584)           7,890          (6,141)
-----------------------------------------------------------------------------------------------------
Change in net assets resulting
 from operations                          46,244          (52,123)          10,060          (5,748)

Distributions to shareholders:
 From net investment income:
     Primary Class                            --               --               --              --
     Class A                                 N/A              N/A               --              --
     Financial Intermediary Class            N/A              N/A              N/A             N/A
     Institutional Class                      --               --              N/A             N/A
 From net realized gain on
   investments:
     Primary Class                            --               --               --              --
     Class A                                 N/A              N/A               --              --
     Financial Intermediary Class            N/A              N/A              N/A             N/A
     Institutional Class                      --               --              N/A             N/A

Change in net assets from Fund
 share transactions:
     Primary Class                        (7,212)          12,715             (514)           (324)
     Class A                                 N/A              N/A             (206)            160
     Financial Intermediary Class            N/A              N/A              N/A             N/A
     Institutional Class                    (126)           1,714              N/A             N/A
-----------------------------------------------------------------------------------------------------
Change in net assets                      38,906          (37,694)           9,340          (5,912)

Net Assets:
Beginning of period                      150,036          187,730           49,521          55,433
-----------------------------------------------------------------------------------------------------
End of period                           $188,942         $150,036          $58,861         $49,521
-----------------------------------------------------------------------------------------------------
Undistributed net investment
 income/(loss)                          $   (514)        $     --          $  (110)        $    --
-----------------------------------------------------------------------------------------------------

N/A -- Not applicable.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Investors Trust, Inc.

  Contained below is per share operating performance data for a Primary Class share and, with respect to Financial Services Fund, for a Class A share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                                         Investment Operations
                                                           -------------------------------------------------
                                               Net Asset      Net
                                                Value,     Investment      Net Realized and       Total From
                                               Beginning    Income/     Unrealized Gain/ (Loss)   Investment
                                               of Period     (Loss)         on Investments        Operations
------------------------------------------------------------------------------------------------------------
American Leading Companies Trust
-- Primary Class
  Six Months Ended
    Sept. 30, 2003(A)                           $14.54      $--                 $ 2.76              $ 2.76
  Years Ended Mar. 31,
     2003                                        18.13        (.01)              (3.58)              (3.59)
     2002                                        18.28        (.08)               (.07)               (.15)
     2001                                        18.69        (.13)               (.17)               (.30)
     2000                                        20.38        (.12)              (1.21)              (1.33)
     1999                                        17.78        (.06)               3.38                3.32
Balanced Trust
-- Primary Class
  Six Months Ended
    Sept. 30, 2003(A)                           $ 9.36       $ .05(D)           $  .83              $  .88
  Years Ended Mar. 31,
     2003                                        10.97         .13(D)            (1.57)              (1.44)
     2002                                        11.64         .11(D,E)            .02(E)              .13
     2001                                        12.20         .17(D)             (.61)               (.44)
     2000                                        11.98         .20(D)              .33                 .53
     1999                                        12.62         .22(D)             (.56)               (.34)
U.S. Small-Capitalization Value Trust
-- Primary Class
  Six Months Ended
    Sept. 30, 2003(A)                           $ 8.93       $(.03)(F)          $ 2.85              $ 2.82
  Years Ended Mar. 31,
     2003                                        11.73        (.06)(F)           (2.74)              (2.80)
     2002                                         9.05        (.06)(F)            2.74                2.68
     2001                                         7.45        (.02)(F)            1.62                1.60
     2000                                         7.81        (.05)(F)              --                (.05)
     1999(G)                                     10.00        (.02)(F)           (2.17)              (2.19)
------------------------------------------------------------------------------------------------------------

(A) Unaudited.

(B) Not annualized.

(C) Annualized.

(D) Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.85% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2003, 2.01%; and for the years ended March 31, 2003, 2.03%; 2002, 2.02%; 2001, 2.00%; 2000, 1.88%;
    and 1999, 1.90%.

                 Distributions                                              Ratios/Supplemental Data
    ----------------------------------------            -----------------------------------------------------------------
                  From Net                      Net                                 Net
       From       Realized                     Asset              Expenses      Investment                  Net Assets,
       Net          Gain/                      Value,            to Average    Income/(Loss)   Portfolio       End of
    Investment    (Loss) on        Total       End of   Total        Net        to Average     Turnover        Period
      Income     Investments   Distributions   Period   Return     Assets       Net Assets       Rate      (in thousands)
-------------------------------------------------------------------------------------------------------------------------
      $  --         $  --          $  --       $17.30    18.98%(B)     1.90%(C)       --(C)       27.3%(C)    $487,523
         --            --             --        14.54   (19.80)%     1.92%         (.05)%         19.0%        410,331
         --            --             --        18.13     (.82)%     1.93%         (.47)%         22.7%        551,061
         --          (.11)          (.11)       18.28    (1.65)%     1.95%         (.65)%         31.0%        272,150
         --          (.36)          (.36)       18.69    (6.65)%     1.90%         (.58)%         43.5%        297,706
         --          (.72)          (.72)       20.38    19.52%      1.93%         (.37)%         47.6%        288,957
      $(.09)        $  --          $(.09)      $10.15     9.40%(B)     1.85%(C,D)     1.13%(C,D)    46.3%(C)    $ 37,066
       (.10)         (.07)          (.17)        9.36   (13.20)%     1.85%(D)      1.37%(D)       29.5%         32,914
       (.11)         (.69)          (.80)       10.97      .89%      1.85%(D)      1.04%(D,E)     55.4%         36,308
       (.12)           --           (.12)       11.64    (3.68)%     1.85%(D)      1.38%(D)       58.4%         35,971
       (.31)           --           (.31)       12.20     4.53%      1.85%(D)      1.67%(D)       58.0%         37,026
       (.19)         (.11)          (.30)       11.98    (2.69)%     1.85%(D)      1.96%(D)       50.0%         55,900
      $  --         $  --          $  --       $11.75    31.58%(B)     2.00%(C,F)     (.62)%(C,F)    39.9%(C)    $181,738
         --            --             --         8.93   (23.87)%     2.00%(F)      (.52)%(F)      61.0%        144,447
         --            --             --        11.73    29.61%      2.00%(F)      (.82)%(F)      32.1%        182,201
         --            --             --         9.05    21.48%      2.00%(F)      (.21)%(F)      60.7%         68,629
         --          (.31)          (.31)        7.45    (1.06)%     1.99%(F)      (.54)%(F)      66.2%         57,046
         --            --             --         7.81   (21.90)%(B)     2.00%(C,F)     (.44)%(C,F)    29.5%(C)      58,365
-------------------------------------------------------------------------------------------------------------------------

(E) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. The effect of this adoption for the year ended March 31, 2002, was an increase in Balanced Trust's net investment income per share of $.01, a decrease in net realized and unrealized gain/(loss) per share of $.01, and an increase in the ratio of net investment income from 0.96% to 1.04%. Per share data and ratios for periods prior to April 1, 2001, have not been restated to reflect this change in accounting.

(F) Net of fees waived by LMFA pursuant to a voluntary expense limitation of 2.00% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for

 Semi-Annual Report to Shareholders

                                                    Investment Operations
                                          -----------------------------------------
                             Net Asset       Net        Net Realized
                               Value,     Investment   and Unrealized    Total From
                             Beginning     Income/     Gain/ (Loss) on   Investment
                             of Period      (Loss)       Investments     Operations
-----------------------------------------------------------------------------------
Financial Services Fund
-- Primary Class
  Six Months Ended
    Sept. 30, 2003(A)          $11.20       $(.03)(H)      $ 2.30          $ 2.27
  Years Ended Mar. 31,
     2003                       12.51        (.08)(H)       (1.23)          (1.31)
     2002                       11.02        (.09)(H)        1.58            1.49
     2001                        9.18        (.05)(H)        1.89            1.84
  Three Months Ended
    Mar. 31, 2000(I)             9.41        (.01)(H)        (.22)           (.23)
  Year Ended Dec. 31,
    1999(J,K)                   10.57        (.07)(H)       (1.09)          (1.16)
  Period Ended Dec. 31,
     1998(L,M)                  10.00        (.01)(H)         .58             .57
-- Class A
  Six Months Ended
    Sept. 30, 2003(A)          $11.58       $ .01(N)       $ 2.39          $ 2.40
  Years Ended Mar. 31,
     2003                       12.84         .01(N)        (1.27)          (1.26)
     2002                       11.22         .02(N)         1.60            1.62
     2001                        9.28         .03(N)         1.91            1.94
  Three Months Ended
    Mar. 31, 2000(I)             9.49         .01(N)         (.22)           (.21)
  Year Ended Dec. 31,
    1999(J,K)                   10.58          --(N)        (1.09)          (1.09)
  Period Ended Dec. 31,
     1998(L,M)                  10.00          --(N)          .58             .58
-----------------------------------------------------------------------------------

  the six months ended September 30, 2003, 2.08%; and for the years ended March 31, 2003, 2.13%; 2002, 2.24%; 2001, 2.46%; and 2000, 2.35%; and for the period
  June 15, 1998 to March 31, 1999, 2.38%.

(G) For the period June 15, 1998 (commencement of operations) to March 31, 1999.

(H) Net of fees waived by LMFA pursuant to a voluntary expense limitation of 2.25%. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2003, 2.43%; and for the years ended March 31, 2003, 2.46%; 2002, 2.44%; 2001, 2.71%; 2000, 2.73%; and December 31, 1999, 2.73%;
    and 1998, 2.40%.

(I) The year end for Financial Services Fund changed from December 31 to March
    31.

(J) Effective October 5, 1999, LMFA became Financial Services Fund's adviser, replacing Bartlett & Co.

                   Distributions                                               Ratios/Supplemental Data
    -------------------------------------------            -----------------------------------------------------------------
                     From Net                      Net                                   Net
        From         Realized                     Asset                Expenses      Investment
         Net           Gain/                      Value,              to Average    Income/(Loss)   Portfolio    Net Assets,
     Investment      Loss) on         Total       End of   Total          Net        to Average     Turnover    End of Period
    Income/(Loss)   Investments   Distributions   Period   Return       Assets       Net Assets       Rate      (in thousands)
----------------------------------------------------------------------------------------------------------------------------
        $  --          $  --          $  --       $13.47    20.27%(B)    2.25%(C,H)     (.53)%(C,H)   33.6%(C)     $48,049
           --             --             --        11.20   (10.47)%      2.25%(H)       (.64)%(H)     38.2%         40,367
           --             --             --        12.51    13.52%       2.25%(H)       (.69)%(H)     28.9%         45,473
           --             --             --        11.02    20.04%       2.25%(H)       (.55)%(H)     37.2%         46,705
           --             --             --         9.18    (2.44)(B)    2.25%(C,H)     (.38)%(C,H)   60.9%(C)      31,397
           --             --             --         9.41   (10.97)%      2.25%(H)       (.73)%(H)     27.1%         28,366
           --             --             --        10.57     5.70%(B)    2.25%(C,H)     (.11)%(C,H)     --%         14,598
        $  --          $  --          $  --       $13.98    20.73%(B,O)  1.50%(C,N)      .22%(C,N)    33.6%(C)     $10,812
           --             --             --        11.58    (9.81)%(O)   1.50%(N)        .12%(N)      38.2%          9,154
           --             --             --        12.84    14.44%(O)    1.50%(N)        .07%(N)      28.9%          9,960
           --             --             --        11.22    20.91%(O)    1.50%(N)        .21%(N)      37.2%          9,594
           --             --             --         9.28    (2.21)%(B,O) 1.50%(C,N)      .36%(C,N)    60.9%(C)       8,856
           --             --             --         9.49   (10.30)%(O)   1.50%(N)        .01%(N)      27.1%          9,399
           --             --             --        10.58     5.80%(B,O)  1.50%(C,N)      .22%(C,N)      --%          7,451
----------------------------------------------------------------------------------------------------------------------------

(K) Includes financial information for Legg Mason Financial Services Fund and its predecessor, Bartlett Financial Services Fund.

(L) For the period November 16, 1998 (commencement of operations) to December 31, 1998.

(M) The financial information for the period ended December 31, 1998, is for the Bartlett Financial Services Fund, Legg Mason Financial Services Fund's predecessor.

(N) Net of fees waived by LMFA pursuant to a voluntary expense limitation of 1.50%. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended September 30, 2003, 1.63%, and for years or periods ended March 31, 2003, 1.65%; 2002, 1.64%; 2001, 1.91%; 2000, 2.08%; and December
    31, 1999, 2.05%; and 1998, 1.65%.

(O) Excluding sales charge applicable to Class A shares.
See notes to financial statements.

 Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Investors Trust, Inc.
(Amounts in Thousands) (Unaudited)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

  The Legg Mason Investors Trust, Inc. ("Corporation"), consisting of American Leading Companies Trust ("American Leading Companies"), Balanced Trust ("Balanced Trust"), U.S. Small-Capitalization Value Trust ("U.S. Small-Cap") and Financial Services Fund ("Financial Services") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

  Each Fund offers Primary Class and Institutional Class shares. The Institutional Class of Financial Services is not currently active. American Leading Companies and Balanced Trust offer an additional class of shares:
Financial Intermediary Class. The Financial Intermediary Class of American Leading Companies is not currently active. Financial Services also offers an additional class of shares: Class A. Information about the Institutional and Financial Intermediary Classes, offered only to certain institutional investors, is contained in a separate report to the shareholders of those classes. The income and expenses of the Funds are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class, Class A and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

  Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") which are valued in accordance with the NASDAQ official closing price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value under procedures established by and under the general supervision of the Board of Directors.

--------------------------------------------------------------------------------

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At September 30, 2003, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                                 Receivable for            Payable for
                                 Securities Sold       Securities Purchased
---------------------------------------------------------------------------
American Leading Companies           $   --                   $  564
Balanced Trust                           --                       --
U.S. Small-Cap                        2,353                    1,222
Financial Services                       --                       --

  For the six months ended September 30, 2003, investment transactions (excluding short-term investments) were:

                                   Purchases         Proceeds From Sales
------------------------------------------------------------------------
American Leading Companies          $64,791                $68,547
Balanced Trust                       15,171                 13,107
U.S. Small-Cap                       33,727                 43,837
Financial Services                    9,207                 10,397

Foreign Currency Translation

  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Deferred Organizational Expenses

  Deferred organizational expenses are amortized on a straight line basis over 5 years commencing on the date their respective fund's operations began.

Repurchase Agreements

  The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the fund seeks to assert its rights. The Funds' investment advisers review the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Reimbursements by Third Parties

  American Leading Companies has entered into a directed brokerage agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. During the six months ended September 30, 2003, these payments amounted to $1 which were netted with realized gain/(loss) on security transactions.

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually for American Leading Companies, U.S. Small-Cap and Financial Services, and quarterly for Balanced Trust. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally

--------------------------------------------------------------------------------

accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.

  The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of September 30, 2003, capital loss carryforwards were:

             American
 Expiring     Leading    Balanced     U.S.      Financial
    In       Companies    Trust     Small-Cap   Services
---------------------------------------------------------
   2008       $    --      $ --       $ --       $1,123
   2009         1,843        --        324           --
   2010         1,330        --         --           --
   2011        31,298       167         --           --

3. Transactions With Affiliates:

  American Leading Companies has an investment advisory and management agreement with Legg Mason Funds Management, Inc. ("LMFM"). Pursuant to the agreement, LMFM provides American Leading Companies with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund's average daily net assets.

  Balanced Trust, U.S. Small-Cap and Financial Services have management agreements with LMFA. Pursuant to their respective agreements, LMFA provides these Funds with management and administrative services for which these Funds pay a fee, computed daily and payable monthly, at an annual rate of each Fund's average daily net assets.

  LMFM and LMFA have voluntarily agreed to waive their fees in any month to the extent a Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates of that Fund's

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

average daily net assets until August 1, 2004. The following chart summarizes the management fees and expense limitations for each of the Funds:

                                                                            Six Months Ended
                                                                              September 30,     At September
                                                                                  2003            30, 2003
                                                                            ----------------    ------------
                                                                               Management        Management
                          Expense     Management                                  Fees              Fees
          Fund           Limitation      Fee          Asset Breakpoint           Waived           Payable
------------------------------------------------------------------------------------------------------------
American Leading Companies
 Primary Class            1.95%         0.75%           $0-$1 billion             $ --              $306
                                        0.65%      in excess of $1 billion
 Institutional Class      0.95%         0.75%           $0-$1 billion               --                 7
                                        0.65%      in excess of $1 billion
Balanced Trust
 Primary Class            1.85%         0.75%        at all asset levels            13                18
 Financial Intermediary
   Class                  1.35%         0.75%        at all asset levels             7                10
 Institutional Class      1.10%         0.75%        at all asset levels          N.M.              N.M.
U.S. Small-Cap
 Primary Class            2.00%         0.85%          $0-$100 million              14               135
                                        0.75%      $100 million-$1 billion
                                        0.65%      in excess of $1 billion
 Institutional Class      1.00%         0.85%         $0 - $100 million              1                 5
                                        0.75%      $100 million-$1 billion
                                        0.65%      in excess of $1 billion
Financial Services
 Primary Class            2.25%         1.00%          $0-$100 million              30                39
                                        0.75%      $100 million-$1 billion
                                        0.65%      in excess of $1 billion
 Class A                  1.50%         1.00%          $0-$100 million               7                 9
                                        0.75%      $100 million-$1 billion
                                        0.65%      in excess of $1 billion

---------------

N.M. -- Not meaningful.

  Barrett Associates, Inc. ("Barrett"), formerly Gray, Seifert & Co., Inc., serves as investment adviser to Financial Services. Barrett is responsible for the actual investment activity of the Fund. LMFA pays Barrett a fee for its services, computed daily and payable monthly, at an annual rate of 60% of the fee received by LMFA.

--------------------------------------------------------------------------------

  Bartlett & Co. ("Bartlett") serves as investment adviser to Balanced Trust. Bartlett is responsible for the actual investment activity of the Fund. LMFA pays Bartlett a fee for its services, computed daily and payable monthly, at an annual rate equal to 66 2/3% of the fee received by LMFA.

  Brandywine Asset Management, Inc. ("Brandywine") serves as investment adviser to U.S. Small-Cap. Brandywine is responsible for the actual investment activity of the Fund. LMFA pays Brandywine a fee for its services, computed daily and payable monthly, at an annual rate equal to 58.8% of the fee received by LMFA.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund's Primary Class's (and with respect to Financial Services, Class A's and with respect to Balanced Trust, Financial Intermediary's) average daily net assets, computed daily and payable monthly as follows:

                                                        Six Months Ended            At
                                                       September 30, 2003   September 30, 2003
                                                       ------------------   ------------------
                                                        Distribution and     Distribution and
                              Distribution   Service      Service Fees           Service
            Fund                  Fee          Fee     Voluntarily Waived      Fees Payable
----------------------------------------------------------------------------------------------
American Leading Companies        0.75%       0.25%           $ --                 $408
Balanced Trust
  Primary Class                   0.50%       0.25%             16                   21
  Financial Intermediary
    Class                           N/A       0.25%              8                    1
U.S. Small-Cap                    0.75%       0.25%             59                  142
Financial Services
  Primary Class                   0.75%       0.25%             11                   40
  Class A                           N/A       0.25%             --                    2

  For the six months ended September 30, 2003, American Leading Companies paid $2 in brokerage commissions to Legg Mason or its affiliates. No brokerage commissions were paid to Legg Mason or its affiliates by Balanced Trust, U.S. Small-Cap, or Financial Services during this period.

  LMFA serves as administrator to American Leading Companies under an administrative services agreement with LMFM. For LMFA's services to American Leading Companies, LMFM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, of 0.05% of the average daily net assets of the Fund. For the six months ended September 30, 2003, LMFA received $122.

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

  LM Funds Services, Inc. ("LMFS"), a registered transfer agent, has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS the following amounts for the six months ended September 30, 2003: American Leading Companies, $58; Balanced Trust, $8; U.S. Small-Cap, $25; and Financial Services, $6.

  LMFM, LMFA, Barrett, Bartlett, Brandywine, Legg Mason, and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

4. Line of Credit:

  The Funds, along with certain other Legg Mason Funds, participate in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. For the six months ended September 30, 2003, the Funds made no borrowings under the Credit Agreement.

5. Fund Share Transactions:

  At September 30, 2003, there were 250,000, 375,000, 50,000, and 125,000 shares authorized at $.001 par value for the Primary Classes of American Leading Companies, Balanced Trust, U.S. Small-Cap and Financial Services, respectively. At September 30, 2003, there were 125,000 shares authorized at $.001 par value for Class A of Financial Services and 125,000 shares authorized at $.001 par value for the Financial Intermediary Class of Balanced Trust. At September 30, 2003, there were 250,000, 125,000, 50,000 and 125,000 shares authorized at $.001 par value for the

--------------------------------------------------------------------------------

Institutional Classes of American Leading Companies, Balanced Trust, U.S. Small-Cap and Financial Services, respectively. Share transactions are detailed below:

                                                            Reinvestment
                                            Sold            of Dividends
                                     -------------------   ---------------
                                      Shares     Amount    Shares   Amount
--------------------------------------------------------------------------
American Leading Companies Trust
--  Primary Class
    Six Months Ended Sept. 30, 2003   1,831     $31,165      --      $ --
    Year Ended Mar. 31, 2003          3,984      62,046      --        --
--  Institutional Class
    Six Months Ended Sept. 30, 2003     134     $ 2,345      --      $ --
    Year Ended Mar. 31, 2003            181       2,912      --        --

Balanced Trust
--  Primary Class
    Six Months Ended Sept. 30, 2003     657     $ 6,638      30      $308
    Year Ended Mar. 31, 2003            892       8,725      56       556
--  Financial Intermediary Class
    Six Months Ended Sept. 30, 2003      11     $   110      26      $264
    Year Ended Mar. 31, 2003             18         179      46       460
--  Institutional Class
    Six Months Ended Sept. 30, 2003       9     $    92       1      $  6
    Year Ended Mar. 31, 2003              4          49       1         8

U.S. Small-Cap Value Trust
--  Primary Class
    Six Months Ended Sept. 30, 2003   1,346     $14,807      --      $ --
    Year Ended Mar. 31, 2003          6,716      73,192      --        --
--  Institutional Class
    Six Months Ended Sept. 30, 2003     198     $ 2,345      --      $ --
    Year Ended Mar. 31, 2003            511       5,737      --        --

Financial Services Fund
--  Primary Class
    Six Months Ended Sept. 30, 2003     254     $ 3,221      --      $ --
    Year Ended Mar. 31, 2003            721       8,463      --        --

--  Class A
    Six Months Ended Sept. 30, 2003      16     $   213      --      $ --
    Year Ended Mar. 31, 2003             92       1,092      --        --
--------------------------------------------------------------------------

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

                                         Repurchased          Net Change
                                     -------------------   -----------------
                                      Shares     Amount    Shares    Amount
----------------------------------------------------------------------------
American Leading Companies Trust
--  Primary Class
    Six Months Ended Sept. 30, 2003   (1,876)   $(31,696)     (45)  $   (531)
    Year Ended Mar. 31, 2003          (6,165)    (95,958)  (2,181)   (33,912)
--  Institutional Class
    Six Months Ended Sept. 30, 2003      (71)   $ (1,231)      63   $  1,114
    Year Ended Mar. 31, 2003            (120)     (1,907)      61      1,005

Balanced Trust
--  Primary Class
    Six Months Ended Sept. 30, 2003     (549)   $ (5,540)     138   $  1,406
    Year Ended Mar. 31, 2003            (741)     (7,266)     207      2,015
--  Financial Intermediary Class
    Six Months Ended Sept. 30, 2003      (84)   $   (849)     (47)  $   (475)
    Year Ended Mar. 31, 2003            (324)     (3,203)    (260)    (2,564)
--  Institutional Class
    Six Months Ended Sept. 30, 2003       --    $     --       10   $     98
    Year Ended Mar. 31, 2003              (5)        (46)      --         11
U.S. Small-Cap Value Trust
--  Primary Class
    Six Months Ended Sept. 30, 2003   (2,062)   $(22,019)    (716)  $ (7,212)
    Year Ended Mar. 31, 2003          (6,068)    (60,477)     648     12,715
--  Institutional Class
    Six Months Ended Sept. 30, 2003     (213)   $ (2,471)     (15)  $   (126)
    Year Ended Mar. 31, 2003            (368)     (4,023)     143      1,714
Financial Services Fund
--  Primary Class
    Six Months Ended Sept. 30, 2003     (293)   $ (3,735)     (39)  $   (514)
    Year Ended Mar. 31, 2003            (749)     (8,787)     (28)      (324)
--  Class A
    Six Months Ended Sept. 30, 2003      (33)   $   (419)     (17)  $   (206)
    Year Ended Mar. 31, 2003             (77)       (932)      15        160
----------------------------------------------------------------------------

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

              EQUITY FUNDS:                                  SPECIALTY FUNDS:
Value Trust                                 Balanced Trust
Special Investment Trust                    Financial Services Fund
American Leading Companies Trust            Opportunity Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust

              GLOBAL FUNDS:                                TAXABLE BOND FUNDS:
Global Income Trust                         U.S. Government Intermediate-Term Portfolio
International Equity Trust                  Investment Grade Income Portfolio
Emerging Markets Trust                      High Yield Portfolio

           TAX-FREE BOND FUNDS:                            MONEY MARKET FUNDS:
Tax-Free Intermediate-Term Income Trust     U.S. Government Money Market Portfolio
Maryland Tax-Free Income Trust              Cash Reserve Trust
Pennsylvania Tax-Free Income Trust          Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.



                                                         [LEGG MASON FUNDS LOGO]

                      Investment Managers
                      For American Leading Companies Trust:
                         Legg Mason Funds Management, Inc.
                         Baltimore, MD

                      For Balanced Trust, U.S. Small-Cap Value Trust,
                       and Financial Services Fund:
                         Legg Mason Fund Adviser, Inc.
                         Baltimore, MD

                      Investment Advisers
                      For American Leading Companies Trust:
                         Legg Mason Funds Management, Inc.
                         Baltimore, MD

                      For Balanced Trust:
                         Bartlett & Co.
                         Cincinnati, OH

                      For U.S. Small-Cap Value Trust:
                         Brandywine Asset Management, Inc.
                         Wilmington, DE

                      For Financial Services Fund:
                         Barrett Associates, Inc.
                         New York, NY

                      Board of Directors
                      John F. Curley, Jr., Chairman
                      Mark R. Fetting, President
                      Arnold L. Lehman
                      Robin J.W. Masters
                      Dr. Jill E. McGovern
                      Arthur S. Mehlman
                      G. Peter O'Brien
                      S. Ford Rowan

                      Transfer and Shareholder Servicing Agent
                      Boston Financial Data Services
                      Braintree, MA

                      Custodian
                      State Street Bank & Trust Company
                      Boston, MA

                      Counsel
                      Kirkpatrick & Lockhart LLP
                      Washington, DC

                      Independent Auditors
                      Ernst & Young LLP
                      Philadelphia, PA

    This report is not to be distributed unless preceded or accompanied by a prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED

                        MEMBER NYSE, INC. - MEMBER SIPC

                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

LMF-013  11/03

Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

      (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 3 - Audit Committee Financial Expert Did the registrant's board of directors determine that the registrant either: (a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

      (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 4 - Principal Accounting Fees and Services

 (a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A
 (b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
      (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A
 (c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category. N/A
 (d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
      (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A
 (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A (2) Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A
 (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A
 (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A
 (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      (NOT REQUIRED UNTIL ANNUAL REPORT AFTER DECEMBER 15, 2003)

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

      (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

 (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

      WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

 (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits
 (a)  File the exhibits listed below as part of this Form.
 (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

      (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

 (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

      (ATTACHED)

 (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
      78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

      (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investors Trust, Inc.

By: /s/ Mark R. Fetting
    -------------------

Mark R. Fetting
President, Legg Mason Investors Trust, Inc.

Date: 11/19/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mark R. Fetting
    -------------------

Mark R. Fetting
President, Legg Mason Investors Trust, Inc.

Date: 11/19/03



By: /s/ Marie K. Karpinski
    ----------------------

Marie K. Karpinski
Treasurer, Legg Mason Investors Trust, Inc.

Date: 11/19/03